Filed with the U.S. Securities and Exchange Commission on December 14, 2021

1933 Act Registration File No. 333-17391
1940 Act File No. 811-07959

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[	X	]
Pre-Effective Amendment No.		[		]
Post-Effective Amendment No.	1063	[	X	]
and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[	X	]
Amendment No.	1065	[	X	]

(Check appropriate box or boxes.)

ADVISORS SERIES TRUST
(Exact Name of Registrant as Specified in Charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of Principal Executive Offices) (Zip Code)
(Registrant’s Telephone Number, Including Area Code) (626) 914-7363

Jeffrey T. Rauman, President and Chief Executive Officer
Advisors Series Trust
c/o U.S. Bank Global Fund Services
777 East Wisconsin Avenue, 5th Floor
Milwaukee, Wisconsin 53202
(Name and Address of Agent for Service)

Copies to:

Domenick Pugliese, Esq.
Sullivan & Worcester LLP
1633 Broadway, 32nd Floor
New York, New York 10019
It is proposed that this filing will become effective

☐	immediately upon filing pursuant to paragraph (b)
☒	on December 22, 2021 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on __________ pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on __________ pursuant to paragraph (a)(2) of Rule 485.
If appropriate, check the following box
[X]    this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE
Designation of New Effective Date for Previously Filed Amendment

Post-Effective Amendment No. 1051 (“the Amendment”) was filed pursuant to Rule 485(a)(2) under the Securities Act of 1933 on September 30, 2021, and pursuant to Rule 485(a)(2) would have become effective on December 15, 2021.

This Post-Effective Amendment No. 1063 is being filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating December 22, 2021, as the new date upon which the Amendment shall become effective.

This Post-Effective Amendment No. 1063 incorporates by reference the information contained in Parts A, B and C of the Amendment.

SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933 (the “Securities Act”) and the Investment Company Act of 1940, the Registrant certifies that this Post-Effective Amendment No. 1063 to its Registration Statement meets all of the requirements for effectiveness under Rule 485(b) and has duly caused this Post-Effective Amendment No. 1063 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the City of Milwaukee and State of Wisconsin, on the 14th day of December, 2021.

Advisors Series Trust

By: /s/ Jeffrey T. Rauman
Jeffrey T. Rauman
President, Chief Executive Officer and Principal Executive Officer

    Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 1063 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

Gail S. Duree*	Trustee	December 14, 2021
Gail S. Duree

David G. Mertens*	Trustee	December 14, 2021
David G. Mertens

Raymond B. Woolson*	Trustee	December 14, 2021
Raymond B. Woolson

Joe D. Redwine*	Trustee	December 14, 2021
Joe D. Redwine

/s/ Cheryl L. King	Treasurer, Vice President and Principal	December 14, 2021
Cheryl L. King	Financial Officer

/s/ Jeffrey T. Rauman	President, Chief Executive Officer and	December 14, 2021
Jeffrey T. Rauman	Principal Executive Officer

*By:/s/ Jeffrey T. Rauman		December 14, 2021
Jeffrey T. Rauman Attorney-In Fact pursuant to Power of Attorney